Financial Instruments by Category - Schedule of Financial Assets at Amortized Cost (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments by Category - Schedule of Financial Assets at Amortized Cost (Details) [Line Items]
Non-current financial asset	$ 600,000
Accounts receivable	13,537,896	$ 17,236,384
Financial assets included in deposits and other receivables	639,444	808,679
Pledged bank deposits	185,336	188,745
Cash and cash equivalents	42,521,520	68,641,016	$ 24,077,695	$ 9,190,286
Financial assets at amortized cost	57,484,196	$ 86,874,824
Financial Asset at Fair Value Through Other Comprehensive Income [Member]
Financial Instruments by Category - Schedule of Financial Assets at Amortized Cost (Details) [Line Items]
Non-current financial asset	600,000
Accounts receivable
Financial assets included in deposits and other receivables
Pledged bank deposits
Cash and cash equivalents
Financial assets at amortized cost	600,000
Financial Assets at Amortized Cost [Member]
Financial Instruments by Category - Schedule of Financial Assets at Amortized Cost (Details) [Line Items]
Non-current financial asset
Accounts receivable	13,537,896
Financial assets included in deposits and other receivables	639,444
Pledged bank deposits	185,336
Cash and cash equivalents	42,521,520
Financial assets at amortized cost	$ 56,884,196